Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected U.S. federal income tax expense	$ 7,754	$ 2,399	$ 5,660
State tax expense, net of federal benefit	474	276	450
Affordable housing credits/other credits	(1,087)	(950)	(863)
Non-U.S. tax rate differential	(559)	(507)	(940)
Tax-exempt income, including dividends	(539)	(533)	(524)
Changes in prior period UTBs, including interest	(85)	(741)	(255)
Non-U.S. tax law changes	289	0	1,133
Nondeductible expenses	40	1,982	104
Other	(21)	96	(24)
Total income tax expense	$ 6,266	$ 2,022	$ 4,741
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Expected U.S. federal income tax expense	35.00%	35.00%	35.00%
State tax expense, net of federal benefit	2.10%	4.00%	2.80%
Affordable housing credits/other credits	(4.90%)	(13.80%)	(5.30%)
Non-U.S. tax rate differential	(2.50%)	(7.40%)	(5.80%)
Tax-exempt income, including dividends	(2.40%)	(7.80%)	(3.20%)
Changes in prior period UTBs, including interest	(0.40%)	(10.80%)	(1.60%)
Non-U.S. tax law changes	1.30%	(0.00%)	7.00%
Nondeductible expenses	0.20%	28.90%	0.60%
Other	(0.10%)	1.40%	(0.20%)
Total income tax expense	28.30%	29.50%	29.30%